Goodwill and Intangible Assets (Schedule of Future Amortization Expense, Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Fiscal 2015	$ 496.5
Fiscal 2016	494.3
Fiscal 2017	492.4
Fiscal 2018	483.3
Fiscal 2019	$ 483.0